Events Occurring After the Reporting Period (Details)	1 Months Ended
Sep. 30, 2020 shares
Dr Sinclair [Member]
Events Occurring After the Reporting Period (Details) [Line Items]
Forfeited and cancelled	(7,000,000)
Mr Edwards [Member]
Events Occurring After the Reporting Period (Details) [Line Items]
Forfeited and cancelled	(7,000,000)